Accumulated other comprehensive income (Tables)	12 Months Ended
Mar. 31, 2018
Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes

Changes in accumulated other comprehensive income (loss) are as follows:

	Yen in millions
	Foreign currency translation adjustments	Unrealized gains (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balance at March 31, 2015	(136,090)	1,727,565	(113,930)	1,477,545
Other comprehensive income (loss) before reclassifications, net of taxes of ¥10,719 million, ¥130,092 million, ¥93,210 million and ¥234,021 million	(423,404)	(291,681)	(214,600)	(929,685)
Reclassifications, net of taxes of ¥— million, ¥9,832 million, ¥(3,318) million and ¥6,514 million	28,052	(20,511)	5,419	12,960

Other comprehensive income (loss), net of tax	(395,352)	(312,192)	(209,181)	(916,725)
Less - Other comprehensive income attributable to noncontrolling interests	32,387	9,572	7,989	49,948

Balance at March 31, 2016	(499,055)	1,424,945	(315,122)	610,768
Other comprehensive income (loss) before reclassifications, net of taxes of ¥9,240 million, ¥(9,048) million, ¥(40,099) million and ¥(39,907) million	(57,926)	41,134	82,939	66,147
Reclassifications, net of taxes of ¥— million, ¥23,275 million, ¥(5,255) million and ¥18,020 million	—	(36,855)	10,373	(26,482)

Other comprehensive income (loss), net of tax	(57,926)	4,279	93,312	39,665
Less - Other comprehensive income attributable to noncontrolling interests	5,499	(12,281)	(503)	(7,285)
Equity transaction with noncontrolling interests and other	(8,626)	9,060	(2,660)	(2,226)

Balance at March 31, 2017	(560,108)	1,426,003	(224,973)	640,922
Other comprehensive income (loss) before reclassifications, net of taxes of ¥(3,624) million, ¥38,539 million, ¥(7,568) million and ¥27,347 million	(113,942)	(72,501)	15,814	(170,629)
Reclassifications, net of taxes of ¥— million, ¥9,729 million, ¥(2,500) million and ¥7,229 million	(6,664)	(22,058)	6,501	(22,221)

Other comprehensive income (loss), net of tax	(120,606)	(94,559)	22,315	(192,850)
Less - Other comprehensive income attributable to noncontrolling interests	1,629	(2,022)	(580)	(973)
Equity transaction with noncontrolling interests and other	—	162	(11,562)	(11,400)

Balance at March 31, 2018	(679,085)	1,329,584	(214,800)	435,699

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

Reclassifications for the years ended March 31, 2016, 2017 and 2018 consist of the following:

	Yen in millions
	For the years ended March 31,			Affected line items in the consolidated statements of income
	2016	2017	2018
Foreign currency translation adjustments:
	28,052	—	(6,664)	Other income (loss), net

	28,052	—	(6,664)	Income before income taxes and equity in earnings of affiliated companies

	28,052	—	(6,664)	Net income

Unrealized gains (losses) on securities:
	(779)	(24,553)	(4,567)	Financing operations
	(27,275)	(3,572)	(25,247)	Foreign exchange gain (loss), net
	(6,185)	(31,685)	(1,993)	Other income (loss), net

	(34,239)	(59,810)	(31,807)	Income before income taxes and equity in earnings of affiliated companies
	9,832	23,275	9,729	Provision for income taxes
	3,896	(320)	20	Equity in earnings of affiliated companies

	(20,511)	(36,855)	(22,058)	Net income

Pension liability adjustments:
Recognized net actuarial loss	12,971	19,432	12,914	*1
Amortization of prior service costs	(4,234)	(3,804)	(3,913)	*1

	8,737	15,628	9,001	Income before income taxes and equity in earnings of affiliated companies
	(3,318)	(5,255)	(2,500)	Provision for income taxes

	5,419	10,373	6,501	Net income

Total reclassifications, net of tax	12,960	(26,482)	(22,221)

Amounts of reclassifications in parentheses indicate gains in the consolidated statements of income.

*1:	These components are included in the computation of net periodic pension cost. See note 20 to the consolidated financial statements for additional information.